                                                   Filed Pursuant to Rule 497(e)
                                                   File No. 33-34929

                                   PROSPECTUS

                                 AUGUST 1, 2003

WESTERN ASSET FUNDS, INC.
Western Asset U.S. Government Money Market Portfolio
Western Asset Money Market Portfolio
Western Asset Intermediate Bond Portfolio
Western Asset Intermediate Plus Bond Portfolio
Western Asset Core Bond Portfolio
Western Asset Core Plus Bond Portfolio
Western Asset Inflation Indexed Plus Bond Portfolio
Western Asset High Yield Portfolio
Western Asset Non-U.S. Opportunity Bond Portfolio
Western Asset Global Strategic Income Portfolio
Western Asset Enhanced Equity Portfolio


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY                                                             1

DESCRIPTION OF EACH PORTFOLIO, ITS INVESTMENT OBJECTIVE
       AND PRINCIPAL INVESTMENT STRATEGIES                                     1

PRINCIPAL RISKS                                                                9

PERFORMANCE INFORMATION                                                       14

FEES AND EXPENSES                                                             19

MANAGEMENT OF THE PORTFOLIOS                                                  23

PURCHASE OF SHARES                                                            25

DISTRIBUTION PLANS                                                            27

REDEMPTION OF SHARES                                                          28

EXCHANGE PRIVILEGE                                                            29

NET ASSET VALUE                                                               29

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                   30

TAX INFORMATION                                                               31

FINANCIAL HIGHLIGHTS                                                          32

PROSPECTUS SUMMARY

General

Western Asset Funds, Inc. ("Western Asset Funds") consists of the following portfolios: Western Asset U.S. Government Money Market Portfolio, Western Asset Money Market Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset High Yield Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio and Western Asset Enhanced Equity Portfolio.

Manager and Advisers


Legg Mason Fund Adviser, Inc. (the "Manager") serves as the investment manager to each Portfolio. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("WAML") serve as the investment advisers to the various Portfolios as noted below. Western Asset and WAML are sometimes referred to as "Advisers."


DESCRIPTION OF EACH PORTFOLIO, ITS INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective and policies for each Portfolio are stated below. There is no assurance a Portfolio will meet its objectives.

 Western Asset U.S. Government Money Market Portfolio
Adviser:     Western Asset
Objective:   High current income consistent with liquidity and conservation of principal

The Portfolio is a money market fund that seeks to maintain a net asset value of $1.00 per share by investing in government money market instruments. To achieve its objective, the Portfolio generally adheres to the following practices:


     - It invests, under normal market conditions, at least 80% of its net assets in obligations of the U.S. Government and its agencies and instrumentalities and in repurchase agreements secured by obligations of the U.S. Government and its agencies and instrumentalities.
     - It may also invest in U.S. dollar-denominated debt obligations of "supranational organizations." "Supranational organizations" are non-governmental entities designated or supported by a government or governmental agency to promote economic development, such as the European Union, the International Monetary Fund, the United Nations and the World Bank.

     - It generally buys instruments maturing in 397 days or less. It can also buy certain variable and floating rate securities.
     - It maintains a dollar-weighted average portfolio maturity of 90 days or less.
     -    It may purchase or sell securities on a forward commitment basis.
     - It may engage in reverse repurchase agreements and other borrowings as permitted by applicable law.

Among the principal risks of investing in the Portfolio are Interest Rate Risk and Credit Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

 Western Asset Money Market Portfolio
Adviser:     Western Asset
Objective:   High current income consistent with liquidity and conservation of principal

The Portfolio is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the Portfolio generally adheres to the following practices:

     -    It generally invests in money market instruments, such as:
             -    U.S. government obligations
             -    municipal obligations
             - instruments such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances issued by domestic and foreign banks and savings and loan institutions that have over $1 billion in total assets or where the principal amount is insured by the Federal Deposit Insurance Corporation
             -    repurchase agreements
             -    commercial paper and other short-term investments
     - It invests only in "high quality" money market instruments. "High quality" money market instruments are those that: (i) have received one of the two highest ratings by two or more Nationally Recognized Statistical Rating Organizations ("NRSROs"); (ii) have received one of the two highest ratings by one NRSRO if only one has rated the security; or (iii) if unrated, are determined by Western Asset to be of comparable quality.
     - It may not invest more than 5% of its total assets in the "first tier" securities of any one issuer (except for U.S. government obligations). "First tier" securities are those that: (i) have been rated in the highest rating category by two NRSROs; (ii) receive the highest rating by one NRSRO if only one has rated the security; or (iii) if unrated, are determined by Western Asset to be of comparable quality.
     - It may not invest more than 1% of its total assets or $1 million (whichever is greater) in the "second tier" securities of any one issuer. "Second tier" securities are all "high quality" securities that are not "first tier" securities.
     - It may not invest more than 5% of its total assets in "second tier" securities.
     - It may invest only in U.S. dollar-denominated securities. These include foreign investments denominated in U.S. dollars.
     - It may engage in reverse repurchase agreements and make other borrowings.
     - It generally buys money market securities maturing in 397 days or less. It can also buy certain variable and floating rate securities.
     -    It may purchase or sell securities on a forward commitment basis.
     - It maintains a dollar-weighted average portfolio maturity of 90 days or less.

Among the principal risks of investing in the Portfolio are Interest Rate Risk and Credit Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio
Advisers:    Western Asset and WAML (non-U.S. portions of Intermediate Plus Bond and Core Plus Bond Portfolios)
Objective:   Maximize total return, consistent with prudent investment
management and liquidity needs, by investing to obtain the average duration specified for each Portfolio

Each of these Portfolios invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve their objectives, the Portfolios may invest in:

     -    U.S. Government obligations
     - corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
     -    inflation-indexed securities
     -    mortgage- and other asset-backed securities
     - U.S. dollar denominated obligations of non-U.S. issuers, including obligations of foreign governments, international agencies or supranational organizations
     - U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers
     -    municipal obligations
     -    variable and floating rate debt securities

     -    commercial paper and other short-term investments
     -    certificates of deposit, time deposits and bankers' acceptances
     -    loan participations and assignments
     -    structured notes
     -    repurchase agreements

In addition, the Portfolios may also:

     - invest up to 25% of their total assets in the securities of foreign issuers
     - hold common stock or warrants received as the result of an exchange or tender of fixed income securities
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     -    buy or sell securities on a forward commitment basis
     -    lend their portfolio securities
     -    engage in foreign currency exchange transactions
     -    engage in reverse repurchase agreements
     -    borrow money for temporary or emergency purposes

Each of the Portfolios may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.


Each Portfolio in this group differs from the others in terms of its investment policies regarding its target average modified duration. In addition, the two "Plus" Bond Portfolios, the Intermediate Plus Bond Portfolio and Core Plus Bond Portfolio, differ from the other Portfolios in terms of their policies with respect to non-U.S. dollar-denominated securities and the credit quality of their investments. These differences are summarized in the following table. "Duration" refers to the range within which the average modified duration of a Portfolio is expected to fluctuate. Modified duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities. With respect to the Core Bond Portfolio, the average modified duration is expected to range within 20% of the duration of the domestic bond market as a whole (normally three to six years, although this may vary) as measured by Western Asset. The average modified duration of the Core Plus Bond Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. "Foreign Currency Exposure" refers to whether a Portfolio presently intends to limit its investments to U.S. dollar-denominated securities. "Credit Quality" refers to the percentage of a Portfolio's net assets that may be invested in debt securities that are rated, at the time of purchase, below investment grade, but at least B-/B3, or if unrated, are determined by the Adviser to be of comparable quality. For purposes of the foregoing credit quality policy, a Portfolio will consider a security to be rated below investment grade if it is not rated Baa/BBB or above by at least one NRSRO (or, if unrated, is determined by the Adviser to be of comparable quality). The continued holding of securities downgraded below investment grade or, if unrated, determined by the Adviser to be of comparable quality, will be evaluated by the Adviser on a case by case basis.


     PORTFOLIO         DURATION        FOREIGN CURRENCY EXPOSURE                  CREDIT QUALITY
     -------------------------------------------------------------------------------------------------------
     Intermediate     2-4 Years    U.S. Dollar-Denominated Only          Currently Anticipates No Securities
     Bond                                                                Below Investment Grade

     Intermediate     2-4 Years    The Portfolio may invest up to        Up to 15% Below Investment Grade
     Plus Bond                     20% of its total assets in non-U.S.
                                   dollar denominated securities.

     Core Bond        Generally    U.S. Dollar-Denominated Only          Currently Anticipates No Securities
                      3-6 Years                                          Below Investment Grade

     Core Plus        Generally    The Portfolio may invest up to        Up to 15% Below Investment Grade
     Bond             2.5-6 Years  20% of its total assets in non-U.S.
                                   dollar-denominated securities.


Among the principal risks of investing in these Portfolios are Interest Rate Risk, Credit Risk, Call Risk, Special Risks of Mortgage-Backed and Asset-Backed Securities, Foreign Securities Risk, Borrowing Risk, Derivatives Risk, Liquidity Risk and Hedging Risk. In addition to those risks, Special Risks of High Yield Securities and Currency Risk are among the principal risks of investing in the Intermediate Plus Bond and Core Plus Bond Portfolios. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

 Western Asset Inflation Indexed Plus Bond Portfolio
Advisers:    Western Asset (U.S. portion) and WAML (non-U.S. portion)
Objective:   Maximize total return, consistent with preservation of capital


Under normal market conditions, the Portfolio invests at least 80% of its net assets in inflation-indexed fixed income securities issued in the United States. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The principal or interest components of an inflation-indexed bond are adjusted periodically according to the general movements of inflation in the country of issue. The U.S. Treasury currently uses the Consumer Price Index for Urban Consumers, non-seasonally adjusted, as its inflation measure. The Advisers use fundamental investment techniques to select issues. Although the Portfolio may invest in fixed income securities of any maturity, the average modified duration of the Portfolio is expected to range within 3 years of that of its benchmark, the Lehman Brothers Treasury Inflation Notes Index. Therefore, the range within which the average modified duration of the Portfolio is expected to fluctuate is 6-12 years, although this may vary. Modified duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities.


Although the Portfolio is expected to maintain an average credit quality of at least AA/Aa, it may invest up to 35% of its net assets in securities rated below AAA/Aaa but rated at least BBB-/Baa3 at the time of purchase or unrated securities of comparable quality at the time of purchase (as determined by Western Asset or WAML).

To achieve its objective, the Portfolio may invest in a variety of securities or instruments, including:
     -    U.S. Government obligations
     - corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
     -    foreign inflation-indexed securities
     -    mortgage-and other asset-backed securities
     - non-U.S. debt issued in U.S. dollars or foreign currencies, including obligations of foreign governments, international agencies or supranational organizations
     -    municipal obligations
     -    variable and floating rate debt securities
     -    commercial paper and other short-term investments
     -    certificates of deposit, time deposits and bankers' acceptances
     -    loan participations and assignments
     -    structured notes
     -    repurchase agreements

The Portfolio may also:
     -    engage in reverse repurchase agreements
     -    borrow money for temporary or emergency purposes
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     - buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options
     - enter into foreign currency forward contracts for hedging and non-hedging purposes, including for purposes of enhancing returns
     -    loan its portfolio securities
     -    buy or sell securities on a forward commitment basis
     - hold common stock or warrants received as the result of an exchange or tender of fixed income securities


Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Market Risk, Derivatives Risk, Liquidity Risk, Foreign Securities Risk, Currency Risk, Call Risk, Borrowing Risk, Special Risks of Mortgage-Backed and Asset-Backed Securities and Hedging Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

 Western Asset High Yield Portfolio
Adviser:     Western Asset
Objective:   Maximize total return, consistent with prudent investment
             management

Under normal market conditions, the Portfolio will invest at least 80% of its net assets in U.S. dollar-denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds."

Western Asset expects that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in such securities. In deciding among the securities in which the Portfolio may invest, the Adviser takes into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security as well as other factors, including the Portfolio's duration and prevailing and anticipated market conditions. To achieve its objective, the Portfolio may also make other investments, including:
     -    U.S. Government obligations
     - corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
     -    inflation-indexed securities
     -    mortgage- and other asset-backed securities
     - non-U.S. debt issued in U.S. dollars, including obligations of foreign governments, international agencies or supranational organizations
     -    municipal obligations
     -    variable and floating rate debt securities
     -    commercial paper and other short-term investments
     -    common stocks and warrants
     - certificates of deposit, time deposits and bankers' acceptances issued by domestic banks
     -    loan participations and assignments
     -    structured notes
     -    repurchase agreements

The Portfolio is also permitted to:
     - invest up to 20% of its total assets in foreign currency-denominated foreign securities
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     -    engage in foreign currency exchange transactions
     -    lend its portfolio securities
     -    borrow money for temporary or emergency purposes
     -    buy or sell securities on a forward commitment basis
     -    engage in reverse repurchase agreements

The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Market Risk, Foreign Securities Risk, Liquidity Risk, Borrowing Risk, Emerging Markets Risk, Currency Risk, Derivatives Risk and Hedging Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

 Western Asset Non-U.S. Opportunity Bond Portfolio
Adviser:     WAML
Objective:   Maximize total return, consistent with prudent investment
             management

Under normal market conditions, the Portfolio invests at least 80% of its net assets in debt and fixed income securities denominated in major foreign currencies. WAML anticipates that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in securities of foreign issuers and that these foreign issuers will represent at least three foreign countries. Under current market conditions, the Portfolio expects that substantially all of its currency risk will be hedged to U.S. dollars.

To achieve its objective, the Portfolio may invest in a variety of securities, including:
     - U.S. dollar-denominated or foreign currency-denominated obligations of foreign governments, international agencies or supranational entities
     - foreign currency exchange-related securities, including foreign currency warrants

     -    U.S. Government obligations
     -    mortgage- and other asset-backed securities
     -    variable and floating rate debt securities
     -    commercial paper and other short-term investments
     - corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
     -    certificates of deposit, time deposits and bankers' acceptances
     -    loan participations and assignments
     -    inflation-indexed securities
     -    structured notes
     -    repurchase agreements

The Portfolio may also:
     -    engage in reverse repurchase agreements
     -    borrow money for temporary or emergency purposes
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     - buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options
     - enter into foreign currency forward contracts for hedging and non-hedging purposes, including for purposes of enhancing returns
     -    loan its portfolio securities
     - hold common stock or warrants received as the result of an exchange or tender of fixed income securities


The Portfolio does not currently intend to invest in securities that are rated at the time of purchase below investment grade, although it may do so if market conditions are favorable. The Portfolio is "non-diversified" within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"). As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. For more information, see "Principal Risks--Non-Diversification Risk." WAML anticipates that from time to time over 25% of the Portfolio's assets may be invested in securities of issuers located in a single non-U.S. country. Because the Portfolio may concentrate a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities. The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.


Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Market Risk, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Borrowing Risk, Non-Diversification Risk, Derivatives Risk, Liquidity Risk and Hedging Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

 Western Asset Global Strategic Income Portfolio
Advisers:    WAML (non-U.S. portion) and Western Asset (U.S. portion)
Objective:   Income and capital appreciation

To achieve its investment objective, the Portfolio invests primarily in various types of U.S. dollar-denominated and foreign currency-denominated fixed income securities, including:
     -    U.S. and foreign corporate fixed income securities
     - debt obligations of corporate and governmental issuers in emerging market countries (including "Brady Bonds"; bonds issued as a result of a debt restructuring plan; Eurobonds; domestic and international bonds issued under the laws of a developing country; and emerging market loans).
     - sovereign debt obligations of developed nations, including those of the United States
     -    debt obligations of supranational organizations
     -    mortgage- and other asset-backed securities

The Portfolio may invest in a variety of other securities, including:
     - foreign currency exchange-related securities, including foreign currency warrants
     -    variable and floating rate debt securities

     -    commercial paper and other short-term investments
     -    municipal obligations
     -    certificates of deposit, time deposits and bankers' acceptances
     -    loan participations and assignments
     -    indexed securities and structured notes
     -    repurchase agreements

The Portfolio may invest up to 60% of its net assets in securities that are rated at the time of purchase below investment grade or are of comparable quality at the time of purchase as determined by WAML or Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds." The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

The Portfolio may also:
     -    engage in reverse repurchase agreements
     -    borrow money for temporary or emergency purposes
     -    loan its portfolio securities
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     - buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options
     - enter into foreign currency forward contracts for hedging and non-hedging purposes, including for purposes of enhancing returns
     - hold common stock or warrants received as the result of an exchange or tender of fixed income securities

Under normal market conditions, the Portfolio will invest at least 80% of its total assets in securities of issuers representing at least three countries (one of which may be the U.S.) and at least 65% of its total assets in income producing securities.

Because the Portfolio may concentrate a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting issuers within that country or currency than would a more diversified portfolio of securities.


The Portfolio is "non-diversified" within the meaning of the Investment Company Act. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. For more information, see "Principal Risks--Non-Diversification Risk."


Among the principal risks of investing in the Portfolio are Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Foreign Securities Risk, Emerging Markets Risk, Currency Risk, Borrowing Risk, Non-Diversification Risk, Derivatives Risk, Liquidity Risk and Hedging Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

 Western Asset Enhanced Equity Portfolio
Adviser:     Western Asset
Objective:   Long-term total return

The Portfolio's assets will be comprised of two components: an equity component and a fixed income component.

     - The equity component will generally maintain full exposure to the U.S. equity market as represented by the S&P 500 Index (the "Index").
     - The fixed income component will attempt to generate interest and gains in excess of the Portfolio's expenses, including transaction costs related to its investments.

Under normal market conditions, the Portfolio will invest substantially all of its net assets in S&P derivatives (as defined below), backed by a portfolio of fixed income securities.

The Portfolio expects that its performance will approximate that of the Index, with the extent to which the Portfolio outperforms or underperforms the Index depending largely, but not exclusively, on whether the fixed income component has earned sufficient amounts to offset the Portfolio's expenses. Up to 10% of the Portfolio's net assets may be invested in securities rated below investment grade at the time of purchase or unrated securities of comparable quality at the time of purchase, as determined by Western Asset (commonly known as "junk bonds" or "high yield bonds") and up to 20% of its net assets may be invested in foreign securities. The Portfolio may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders. The following information summarizes the investment practices of the Portfolio's two components.

EQUITY COMPONENT

The Portfolio's equity component intends to invest primarily in stock index futures, options on stock indexes, options on stock index futures and other derivative instruments that are based on the Index ("S&P derivatives").

The equity component of the Portfolio adheres to the following practices:

     - It currently plans to invest predominantly, and likely exclusively, in S&P derivatives. It may also invest in common stocks that are included in the Index ("S&P Stocks").

     - It will not be limited to purchasing S&P Stocks in the same proportion as such stocks are weighted in the Index.
     - It will seek to remain invested in S&P Stocks and S&P derivatives even when the Index is declining.

The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange"). Standard and Poor's ("S&P") chooses the stocks to be included in the Index solely on a statistical basis. The weightings of stocks in the Index are based on each stock's relative total market value; that is, its market price per share times the number of shares outstanding. The Portfolio is neither sponsored by nor affiliated with S&P.

FIXED INCOME COMPONENT

The fixed income component will invest primarily in the following types of fixed income securities:
     -    U.S. Government obligations
     - corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities)
     -    inflation-indexed securities
     -    mortgage- and other asset-backed securities
     - U.S. dollar-denominated obligations of non-U.S. issuers, including obligations of foreign governments, international agencies or supranational organizations
     - U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers
     -    municipal obligations
     -    variable and floating rate debt securities
     -    commercial paper and other short-term investments
     -    certificates of deposit, time deposits and bankers' acceptances
     -    loan participations and assignments
     -    structured notes
     -    repurchase agreements

The fixed income component may also:
     -    engage in reverse repurchase agreements and other borrowings
     -    borrow money for temporary or emergency purposes
     - invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns
     - buy or sell foreign currencies, foreign currency options or foreign currency futures contracts and related options
     - enter into foreign currency forward contracts for hedging and non-hedging purposes, including for purposes of enhancing returns
     -    loan its portfolio securities
     -    buy or sell securities on a forward commitment basis
     - hold common stock or warrants received as the result of an exchange or tender of fixed income securities

Among the principal risks of investing in the Portfolio are Market Risk, Interest Rate Risk, Credit Risk, Call Risk, Special Risks of High Yield Securities, Special Risks of Mortgage-Backed and Asset-Backed Securities, Liquidity Risk, Foreign Securities Risk, Currency Risk, Borrowing Risk, Derivatives Risk and Hedging Risk. Please see "Principal Risks" on pages 9 to 14 for a discussion of these and other risks.

PRINCIPAL RISKS

In General

At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in any of the Portfolios because: (1) the value of the investments it owns changes, sometimes rapidly and unpredictably; (2) the Portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly; or (3) unforeseen occurrences in the securities markets negatively affect the Portfolio.

An investment in the Western Asset U.S. Government Money Market and Western Asset Money Market Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.

The following risks apply to the Portfolios. You should read this section carefully before you invest in order to learn more about the Portfolio in which you will invest.

Market Risk

Certain of the Portfolios may invest, directly or indirectly, their assets in equity securities. Prices of equity securities generally fluctuate more than those of other securities. A Portfolio may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

Foreign Securities Risk

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.

In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for a Portfolio to pursue its rights against a foreign government in that country's courts. Some foreign governments have defaulted on principal and interest payments.

In addition, a Portfolio's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Emerging Markets Risk

The risks of foreign investment are greater for investments in emerging markets. Among others, these types of investments can include not only equity securities, but also "Brady Bonds," bonds issued as a result of a debt restructuring plan, Eurobonds, domestic and international bonds issued under the laws of a developing country, emerging market loans and other debt instruments. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Because some of the Portfolios may invest a significant amount of their total assets in emerging market securities, investors should be able to tolerate sudden and sometimes substantial fluctuations in the value of their investments. An investment in any Portfolio that invests in emerging market securities, which includes the Western Asset High Yield Portfolio, the Western Asset Non-U.S. Opportunity Bond Portfolio and the Western Asset Global Strategic Income Portfolio, should be considered speculative.


Currency Risk


Because certain Portfolios may invest in securities denominated in foreign currencies, their value can be affected by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency of the country where the issuer is domiciled.

In addition to the policies described elsewhere in this Prospectus, the Portfolios may from time to time attempt to hedge a portion of their currency risk using a variety of techniques, including currency futures, forwards, or options. However, these instruments may not always work as intended, and in certain cases a Portfolio may be worse off than if it had not used a hedging instrument. For most emerging market currencies, there are not suitable hedging instruments available. See "Hedging Risk" below for more information.

Interest Rate Risk

Each Portfolio may be subject to interest rate risk, which is the possibility that the rates of interest income generated by the Portfolio's fixed income investments may decline due to a decrease in market interest rates and the market prices of the Portfolio's fixed income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Credit Risk


A Portfolio is also subject to credit risk, I.E., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a Portfolio invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality. Not all securities are rated. In the event that NRSROs assign different ratings to the same security, a Portfolio's Adviser will determine which rating it believes best reflects the security's quality and risk at that time.


Moody's Investors Service, Inc. considers debt securities rated Baa to have speculative characteristics. Debt securities rated below investment grade (I.E., securities rated below Baa/BBB) are deemed by the rating agencies to be speculative and may involve major risk of exposure to adverse conditions. These ratings may indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

Not all U.S. government securities are backed by the full faith and credit of the United States. Some securities, such as securities issued by Freddie Mac, are backed only by the credit of the issuing agency or instrumentality. Accordingly, there is a risk of default on these securities.

Call Risk

Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, a Portfolio reinvests the proceeds of the payoff at current yields, which are lower than those paid by the security that was paid off.

Special Risks of High Yield Securities

Securities rated below Baa/BBB, commonly known as junk bonds or high yield securities, have speculative characteristics. Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default. These securities typically entail greater potential price volatility and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. These securities may be less liquid than higher-rated securities, which means a Portfolio may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price. When a Portfolio buys lower rated debt, the achievement of its goals depends more on the Advisers' credit analysis than would be the case if a Portfolio were buying investment grade debt. Unrated securities of comparable quality share these risks.

Borrowing Risk

When a Portfolio is borrowing money or otherwise leveraging its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's holdings. Portfolios may take on borrowing risk or similar risks by using reverse repurchase agreements, dollar rolls and other borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause a Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to sell. A Portfolio may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

Special Risks of Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, many mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on a Portfolio's return is similar to that discussed above for call risk.

When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a Portfolio.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which a Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.


Non-Diversification Risk


The Western Asset Non-U.S. Opportunity Bond Portfolio and the Western Asset Global Strategic Income Portfolio are non-diversified, meaning each may invest a greater percentage of its total assets in securities of any one issuer, or may invest in a smaller number of different issuers, than it could if it were a "diversified" company under the Investment Company Act. When a Portfolio's assets are invested in the securities of a limited number of issuers, or in a limited number of countries or currencies, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a more diversified fund.


Derivatives Risk

A Portfolio may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter" derivatives). A Portfolio may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Advisers have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to a Portfolio. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Portfolio will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to a Portfolio. A Portfolio's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Portfolio's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a Portfolio.

Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Hedging Risk

The decision as to whether and to what extent a Portfolio will engage in hedging transactions to hedge against such risks as credit risk, currency risk and market risk will depend on a number of factors, including prevailing market conditions, the composition of the Portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that a Portfolio will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

Turnover

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of a Portfolio's investment policies, under certain market conditions a Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

Risks Associated with Other Policies the Portfolios May Pursue

In addition to the investment strategies described above, a Portfolio may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Portfolios' Statement of Additional Information ("SAI"). The terms "debt," "bonds" and "fixed income securities" are used in this Prospectus interchangeably, and, where used, are not intended to be limiting.

At times the Advisers may judge that market conditions make pursuing a Portfolio's investment strategies inconsistent with the best interests of its shareholders. The Advisers then may temporarily use alternative strategies that are mainly designed to limit a Portfolio's losses. Although the Advisers have the flexibility to use these strategies, they may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause a Portfolio to miss out on investment opportunities, and may prevent a Portfolio from achieving its goal. In addition, an Adviser may also keep a portion of a Portfolio's assets in cash for temporary or defensive purposes, in order to meet redemption requests or for investment purposes.

Except for the investment objective of each of the Western Asset Core Bond, Western Asset Intermediate Bond and Western Asset Money Market Portfolios, the Directors may change a Portfolio's investment objective, investment strategies and other policies without shareholder approval.

PERFORMANCE INFORMATION


The following information provides some indication of a Portfolio's risks. The charts show year-to-year changes in the performance of the Western Asset Core Bond, Western Asset Core Plus Bond, Western Asset Intermediate Bond, Western Asset Non-U.S. Opportunity Bond, Western Asset Inflation Indexed Plus Bond and Western Asset High Yield Portfolios. The tables following the charts compare each Portfolio's performance to that of a broad measure of market performance. SEC rules do not require charts and tables for the other Portfolios or for Financial Intermediary Class shares which have been in operation for less than a full calendar year. However, the performance for the Financial Intermediary Class would be lower for each Portfolio since this Class has higher expenses. Of course, a Portfolio's past performance is not an indication of future performance.


             WESTERN ASSET CORE BOND PORTFOLIO - INSTITUTIONAL CLASS

  CALENDAR-YEAR TOTAL RETURNS+

                                   [BAR GRAPH]


      1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
     -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
     13.86   -4.33   20.97    3.70   10.17    8.34   -1.70   13.34    9.48    8.74



+Best quarter: Second quarter 1995: +6.91%
Worst quarter: First quarter 1994: -2.60%
More recent return information: January 1, 2003 - June 30, 2003: 7.08%


Average Annual Total Returns for the periods ended December 31, 2002:


WESTERN ASSET CORE BOND
PORTFOLIO                             1 YEAR     5 YEARS    10 YEARS
-----------------------------------   ------     -------    --------
Institutional Class - Return Before
Taxes                                   8.74%       7.52%       8.02%

Institutional Class - Return After
Taxes on Distributions                  6.37%       4.58%       4.94%

Institutional Class - Return after
Taxes on Distributions and Sale of
Fund Shares                             5.40%       4.56%       4.89%

Financial Intermediary Class -
Return Before Taxes*                    8.28%        N/A         N/A

Salomon Brothers Broad Market
Index** (reflects no deduction for
fees, expenses or taxes)               10.09%       7.52%       7.53%

Lehman Aggregate Bond Index
(reflects no deductions for fees,
expenses or taxes)***                  10.26%       7.54%       7.51%



* For the period July 22, 1999 (commencement of operations) to December 31, 2002, the return before taxes of the Financial Intermediary Class was 8.58%. For the period July 31, 1999 to December 31, 2002, the returns of the Salomon Brothers Broad Market Index and Lehman Aggregate Bond Index were 8.73% and 8.77%, respectively.


** The Portfolio changed its comparative index from the Salomon Brothers Broad Market Index to the Lehman Aggregate Bond Index because the Adviser believes the Lehman Aggregate Bond Index reflects the Portfolio's investment mandate more closely. The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities. The Index does not incur fees and expenses and cannot be purchased directly by investors.

*** The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Index does not incur fees and expenses and cannot be purchased directly by investors.

          WESTERN ASSET CORE PLUS BOND PORTFOLIO - INSTITUTIONAL CLASS

                          CALENDAR-YEAR TOTAL RETURNS+

                                   [BAR GRAPH]


           1999    2000    2001    2002
          -----   -----   -----   -----
          -1.15   11.90   10.03    8.68



+Best quarter: Fourth quarter 2000: +4.59%
Worst quarter: Second quarter 1999: -1.12%
More recent return information: January 1, 2003 - June 30, 2003: 7.73%


Average Annual Total Returns for the periods ended December 31, 2002:

          WESTERN ASSET CORE PLUS BOND                   PORTFOLIO INCEPTION
          PORTFOLIO                              1 YEAR     (JULY 8, 1998)
          -------------------------------------  ------  -------------------
          Return Before Taxes                      8.68%                7.28%

          Return After Taxes on Distributions      6.20%                4.59%

          Return After Taxes on Distributions
          and Sale of Fund Shares                  5.36%                4.49%

          Salomon Brothers Broad Market Index
          (reflects no deduction for fees,
          expenses or taxes)*                     10.09%                7.51%***

          Lehman Aggregate Bond Index
          (reflects no deduction for fees,
          expenses or taxes)**                    10.26%                7.55%***


* The Portfolio changed its comparative index from the Salomon Brothers Broad Market Index to the Lehman Aggregate Bond Index because the Adviser believes the Lehman Aggregate Bond Index reflects the Portfolio's investment mandate more closely. The Salomon Brothers Broad Market Index is an unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The Index includes institutionally traded U.S. Treasury, government-sponsored, mortgage and corporate securities. The Index does not incur fees and expenses and cannot be purchased directly by investors.

** The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed rate, publicly placed dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Index does not incur fees and expenses and cannot be purchased directly by investors.

*** The average annual total return since inception shown for the Index is calculated from June 30, 1998.

         WESTERN ASSET INTERMEDIATE BOND PORTFOLIO - INSTITUTIONAL CLASS

                          CALENDAR-YEAR TOTAL RETURNS+

                                   [BAR GRAPH]


      1995    1996    1997    1998    1999    2000    2001    2002
     -----   -----   -----   -----   -----   -----   -----   -----
     15.51    4.69    8.40    7.71    0.39   11.03    8.01    8.89



+Best quarter: Second quarter 1995: +5.17%
Worst quarter: Fourth quarter 2001: -0.71%
More recent return information: January 1, 2003 - June 30, 2003: 5.97%


Average Annual Total Returns for the periods ended December 31, 2002:

WESTERN ASSET INTERMEDIATE BOND                         PORTFOLIO INCEPTION
PORTFOLIO                              1 YEAR  5 YEARS     (JULY 1, 1994)
-------------------------------------  ------  -------  -------------------
Return Before Taxes                      8.89%    7.14%                7.58%

Return After Taxes on Distributions      6.57%    4.42%                4.95%

Return After Taxes on Distributions
and Sale of Fund Shares                  5.51%    4.36%                4.80%

Lehman Brothers Intermediate
Government/Credit Bond Index
(reflects no deduction for fees,
expenses or taxes)*                      9.84%    7.48%                7.56%**


* The Lehman Brothers Intermediate Government/Credit Bond Index is a market value-weighted index that tracks the daily price, coupon and total return performance of fixed-rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. Government agencies, quasi-federal corporations and corporations whose debt is guaranteed by the U.S. Government and has at least $100 million par amount outstanding and at least one year to maturity. Index returns are for periods beginning June 30, 1994. The Index does not incur fees and expenses and cannot be purchased directly by investors.

** The average annual total return since inception shown for the Index is calculated from June 30, 1994.

     WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO - INSTITUTIONAL CLASS

                          CALENDAR-YEAR TOTAL RETURNS+

                                   [BAR GRAPH]


      1999    2000    2001    2002
     -----   -----   -----   -----
     -1.78    6.24    8.91   13.25



+Best quarter: Third quarter 2001: +8.71%
Worst quarter: Second quarter 2001: -1.75%
More recent return information: January 1, 2003 - June 30, 2003: 9.73%


Average Annual Total Returns for the periods ended December 31, 2002:

          WESTERN ASSET NON-U.S                          PORTFOLIO INCEPTION
          OPPORTUNITY BOND PORTFOLIO             1 YEAR    (JULY 15, 1998)
          -------------------------------------  ------  -------------------
          Return Before Taxes                     13.25%                7.33%

          Return After Taxes on Distributions     12.77%                5.03%

          Return After Taxes on Distributions
          and Sale of Fund Shares                  8.12%                4.74%

          Salomon Brothers World Government
          ex-U.S. Index (Hedged) (reflects no
          deduction for fees, expenses or
          taxes)*                                  6.85%                6.95%**



* The Salomon Brothers World Government ex-U.S. Index (Hedged) is an index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million U.S. dollars. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. Index returns are for periods beginning July 31, 1998. The Index does not incur fees and expenses and cannot be purchased directly by investors.


** The average annual total return since inception shown for the Index is calculated from July 31, 1998.

    WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO - INSTITUTIONAL CLASS

                          CALENDAR-YEAR TOTAL RETURNS+

                                   [BAR GRAPH]


                                      2002
                                     -----
                                     16.27%



+Best quarter: Third quarter 2002: +8.00%
Worst quarter: Fourth quarter 2001: -0.89%
More recent return information: January 1, 2003 - June 30, 2003: 5.79%


Average Annual Total Returns for the periods ended December 31, 2002:


          WESTERN ASSET INFLATION INDEXED                PORTFOLIO INCEPTION
          PLUS BOND PORTFOLIO                    1 YEAR    (MARCH 1, 2001)
          -------------------------------------  ------  -------------------
          Return Before Taxes                     16.27%               10.65%

          Return After Taxes on Distributions     13.65%                8.10%

          Return After Taxes on Distributions
          and Sale of Fund Shares                  9.91%                7.25%

          Lehman U.S. Treasury Inflation Notes
          Index*                                  16.57%               11.50%**

* The Lehman U.S. Treasury Inflation Notes Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities.

** The average annual total return since inception shown for the Index is calculated from February 28, 2001.

            WESTERN ASSET HIGH YIELD PORTFOLIO - INSTITUTIONAL CLASS

                          CALENDAR-YEAR TOTAL RETURNS+

                                   [BAR GRAPH]


                                      2002
                                     -----
                                     -3.22%



+Best quarter: Fourth Quarter 2002: +7.64%
Worst quarter: Second Quarter 2002: -7.70%
More recent return information: January 1, 2003 - June 30, 2003: 15.26%


Average Annual Total Returns for the periods ended December 31, 2002:


                                                         PORTFOLIO INCEPTION
          WESTERN ASSET HIGH YIELD                          (SEPTEMBER 28,
          PORTFOLIO                              1 YEAR         2001)
          -------------------------------------  ------  -------------------
          Return Before Taxes                     (3.22)%               1.52%

          Return After Taxes on Distributions     (6.94)%              (2.29)%

          Return After Taxes on Distributions
          and Sale of Fund Shares                 (2.05)%              (0.64)%

          Lehman High Yield Index*                (1.41)%              (2.05)%**



* The Lehman High Yield Index is a market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the Securities and Exchange Commission.


** The average annual total return since inception shown for the Index is calculated from September 30, 2001.


After tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) Plans or individual retirement accounts. In some cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other returns of a Portfolio for the same period due to an assumed tax benefit from any losses on a sale of shares at the end of the period. After-tax returns for Western Asset Core Bond Portfolio are shown only for Institutional Class shares. After-tax returns for Financial Intermediary Class shares of Western Asset Core Bond Portfolio will vary.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

Expenses are based on actual expenses for the fiscal year ended March 31, 2003, for the Western Asset Intermediate Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset High Yield Portfolio and Western Asset Non-U.S. Opportunity Bond Portfolio, reduced by expense waivers in effect during the period. Expenses for the other Portfolios are based on estimated amounts for the current fiscal year.

The examples below the tables are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower.




 Western Asset U.S. Government Money Market Portfolio

                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                       None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.20%                       0.20%
Distribution (12b-1) Fees*                            None                        0.10%
Other Expenses                                        0.15%                       0.15%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.35%                       0.45%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.05)%                     (0.05)%
                                                 =========                   =========
Net Expenses**                                        0.30%                       0.40%
                                                 =========                   =========
Examples
1 Year                                           $      36                   $      46
3 Years                                          $     113                   $     144

 Western Asset Money Market Portfolio

                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.20%                       0.20%
Distribution (12b-1) Fees*                            None                        0.10%
Other Expenses                                        0.15%                       0.15%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.35%                       0.45%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.05)%                     (0.05)%
                                                 =========                   =========
Net Expenses**                                        0.30%                       0.40%
                                                 =========                   =========
Examples
1 Year                                           $      36                   $      46
3 Years                                          $     113                   $     144

 Western Asset Intermediate Bond Portfolio


                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.40%                       0.40%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.05%                       0.05%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.45%                       0.70%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.00)%                     (0.00)%
                                                 =========                   =========
Net Expenses**                                        0.45%                       0.70%
                                                 =========                   =========
Examples
1 Year                                           $      46                   $      72
3 Years                                          $     114                   $     224
5 Years                                          $     252                   $     390
10 Years                                         $     567                   $     871

 Western Asset Intermediate Plus Bond Portfolio

                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.40%                       0.40%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.15%                       0.15%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.55%                       0.80%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.10)%                     (0.10)%
                                                 =========                   =========
Net Expenses**                                        0.45%                       0.70%
                                                 =========                   =========
Examples
1 Year                                           $      56                   $      82
3 Years                                          $     176                   $     255

 Western Asset Core Bond Portfolio


                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.43%                       0.43%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.06%                       0.07%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.49%                       0.75%
                                                 =========                   =========
Expense Reimbursement/Waiver***                       0.00%                       0.00%
                                                 =========                   =========
Net Expenses**                                        0.49%                       0.75%
                                                 =========                   =========
Examples
1 Year                                           $      50                   $      77
3 Years                                          $     157                   $     240
5 Years                                          $     274                   $     417
10 Years                                         $     616                   $     930


 Western Asset Core Plus Bond Portfolio


                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.43%                       0.43%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.07%                       0.07%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.50%                       0.75%
                                                 =========                   =========
Expense Reimbursement/Waiver                          (0.05)%                    (0.05)%
                                                 =========                   =========
Net Expenses**                                        0.45%                       0.70%
                                                 =========                   =========
Examples
1 Year                                           $      51                   $      77
3 Years                                          $     160                   $     240
5 Years                                          $     280                   $     417
10 Years                                         $     628                   $     930

 Western Asset Inflation Indexed Plus Bond Portfolio


                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.20%                       0.20%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.07%                       0.07%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.27%                       0.52%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.02)%                     (0.02)%
                                                 =========                   =========
Net Expenses**                                        0.25%                       0.50%
                                                 =========                   =========
Examples
1 Year                                           $      28                   $      53
3 Years                                          $      87                   $     167
5 Years                                          $     152                   $     291
10 Years                                         $     343                   $     653


 Western Asset High Yield Portfolio


                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.55%                       0.55%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.12%                       0.12%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.67%                       0.92%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.12)%                     (0.12)%
                                                 =========                   =========
Net Expenses**                                        0.55%                       0.80%
                                                 =========                   =========
Examples
1 Year                                           $      68                   $      94
3 Years                                          $     214                   $     293
5 Years                                          $     373                   $     509
10 Years                                         $     835                   $   1,131

 Western Asset Non-U.S. Opportunity Bond Portfolio


                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.45%                       0.45%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.37%                       0.37%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.82%                       1.07%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.27)%                     (0.27)%
                                                 =========                   =========
Net Expenses**                                        0.55%                       0.80%
                                                 =========                   =========
Examples
1 Year                                           $      84                   $     109
3 Years                                          $     262                   $     340
5 Years                                          $     455                   $     590
10 Years                                         $   1,014                   $   1,306

 Western Asset Global Strategic Income Portfolio

                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.45%                       0.45%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.40%                       0.40%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.85%                       1.10%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.05)%                     (0.05)%
                                                 =========                   =========
Net Expenses**                                        0.80%                       1.05%
                                                 =========                   =========
Examples
1 Year                                           $      87                   $     112
3 Years                                          $     271                   $     350

 Western Asset Enhanced Equity Portfolio

                                            INSTITUTIONAL CLASS    FINANCIAL INTERMEDIARY CLASS
                                            -------------------    ----------------------------
SHAREHOLDER FEES
(Fees paid directly from your investment)             None                        None

ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Portfolio assets)
Management Fees                                       0.55%                       0.55%
Distribution (12b-1) Fees*                            None                        0.25%
Other Expenses                                        0.20%                       0.20%
                                                 ---------                   ---------
Total Annual Fund Operating Expenses                  0.75%                       1.00%
                                                 =========                   =========
Expense Reimbursement/Waiver                         (0.10)%                     (0.10)%
                                                 =========                   =========
Net Expenses**                                        0.65%                       0.90%
                                                 =========                   =========


Examples
1 Year                                           $      77                   $     102
3 Years                                          $     240                   $     318

*The 12b-1 fees shown in the tables reflect the amount to which the Directors have currently limited payments under the Portfolio's Distribution Plans. Pursuant to each Portfolio's Distribution Plan, the Directors may authorize payment of up to 0.40% of average net assets without shareholder approval.

**The Manager is contractually obligated to limit Portfolio expenses, except with respect to the Institutional Class shares of the Western Asset Core Bond Portfolio, to the level shown through August 1, 2004. With respect to the Institutional Class shares of the Western Asset Core Bond Portfolio, the Manager is contractually obligated to limit expenses to 0.50% through August 1, 2004.

***During the period reported, the Portfolios' distributor, Legg Mason Wood Walker, Incorporated ("LMWW") waived $1,344 of distribution expenses for the Financial Intermediary Class of the Western Asset Core Bond Portfolio.

MANAGEMENT OF THE PORTFOLIOS

General

Western Asset Funds, Inc. is an open-end management investment company comprised of a variety of separate investment portfolios. Western Asset Funds, Inc. was incorporated in Maryland on May 16, 1990.

Board of Directors

There are currently eight Directors of the Western Asset Funds, two of whom are "interested persons" (as defined in the Investment Company Act) of the Western Asset Funds and six of whom are not "interested persons." The names and business addresses of the Directors and officers of the Western Asset Funds and their principal occupations and other affiliations during the past five years are set forth under "Management of the Portfolios" in the SAI.

Subject to the general supervision of the Board of Directors, the Manager is responsible for managing, either directly or through others hired for these purposes, the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

Manager and Advisers

The Portfolios are managed by the Manager. Each Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio at the following annual rates (shown prior to any waivers or reimbursements):

                                                              ANNUAL PERCENTAGE
     PORTFOLIO                                              OF AVERAGE NET ASSETS
     ----------------------------------------------------------------------------
     Western Asset Money Market Portfolio                           0.20%
     Western Asset U.S. Government Money Market Portfolio           0.20%
     Western Asset Intermediate Bond Portfolio                      0.40%
     Western Asset Intermediate Plus Bond Portfolio                 0.40%
     Western Asset Inflation Indexed Plus Bond Portfolio            0.20%
     Western Asset High Yield Portfolio                             0.55%
     Western Asset Non-U.S. Opportunity Bond Portfolio              0.45%
     Western Asset Global Strategic Income Portfolio                0.45%
     Western Asset Enhanced Equity Portfolio                        0.55%

The advisory fees for Western Asset Core Bond Portfolio and Western Asset Core Plus Bond Portfolio are calculated as follows: 0.45% of the first $500 million of average net assets, 0.425% of the next $500 million of average net assets and 0.40% of average net assets over $1 billion. For its services during the fiscal year ended March 31, 2003, Western Asset Core Bond Portfolio and Western Asset Core Plus Bond Portfolio paid the Manager 0.43% of each Portfolio's respective average daily net assets (prior to any waivers or reimbursements).

The Manager is a Maryland corporation formed on January 20, 1982, and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager's address is 100 Light Street, Baltimore, Maryland 21202.

In order to assist in carrying out its investment advisory responsibilities, the Manager has retained the Advisers to render advisory services to the Portfolios. The Manager pays the fees of the Advisers.

To the extent the Manager receives a management fee after taking into account its contractual obligation to limit expenses as discussed in "Fees and Expenses" above, the Manager will pay a Portfolio's Adviser(s) the entire management fee it receives from the Portfolio. To the extent that a Portfolio has multiple Advisers, the Manager will pay a management fee to each Adviser based on the respective portion of the Portfolio's assets managed by such Adviser.

Western Asset. Western Asset, established in 1971 and now a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by Western Asset were approximately $105.9 billion as of June 30, 2003. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, CA 91105.

WAML. WAML, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management by WAML were approximately $20.7 billion as of June 30, 2003. The address of WAML is 155 Bishopsgate, London, England EC2N3TY.

Expense Limitations

The Manager has, until August 1, 2004, contractually agreed to waive its fees and/or reimburse each Portfolio to the extent a Portfolio's expenses (exclusive of taxes, interest, deferred organization expenses, brokerage and extraordinary expenses) for any class exceed the annual rate set forth in the Fees and Expenses section. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by a Portfolio to the Manager to the extent that from time to time during the next three fiscal years the repayment will not cause a Portfolio's expenses to exceed the limit, if any, agreed to by the Manager at that time.

Portfolio Managers

Neither Western Asset nor WAML employs individual portfolio managers to determine the investments of a Portfolio. Instead, the day-to-day management of the various Portfolios' investments will be the responsibility of the Western Asset Investment Strategy Group or the WAML Investment Strategy Group, as the case may be.

Expenses

Each Portfolio pays its share of all expenses that are not assumed by the Manager, the Adviser or other parties, including Directors', auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

PURCHASE OF SHARES

The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plans" below for more information.

Initial Investment

Prior to or concurrent with the initial purchase of shares in any Portfolio, each investor must open an account for that Portfolio by completing and signing an Application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635. The Portfolios have established minimum investment criteria that vary depending upon which class of shares you wish to purchase. For Institutional Class shares, investors must have at least $50 million in investable assets and invest in the aggregate at least $1 million in the Portfolios. For Financial Intermediary Class shares, investors must have at least $30 million in investable assets and invest in the aggregate at least $1 million in the Portfolios. Shares of the Portfolios may also be purchased by the Directors of the Portfolios and employees of Western Asset and their immediate families notwithstanding the foregoing requirements. The Portfolios reserve the right to revise the minimum investment requirement and may waive it at their sole discretion.

In addition, investors also may purchase Institutional and Financial Intermediary Class shares through banks, brokers, dealers, insurance companies and other financial intermediaries that offer their clients the ability to purchase shares through investment programs such as (i) fee-based advisory programs, (ii) employee benefit plans like 401(k) retirement plans, and (iii) mutual fund supermarkets. Shareholders of the Institutional and Financial Intermediary Class should contact their financial intermediary for information regarding the financial intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums and any fees associated with the purchase and redemption of shares. This Prospectus should be read by customers of the financial intermediaries in connection with any such information received from the financial intermediaries. Any fees, charges, or requirements imposed by financial intermediaries will be in addition to the fees and requirements of this Prospectus.


A purchase order, together with payment in one of the forms described in the following paragraphs, received by Boston Financial Data Services (the "Transfer Agent" or "BFDS") prior to the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) ("close of the Exchange") will be effected at that day's net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.


Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Purchases of shares of the Western Asset Money Market Portfolio or the Western Asset U.S. Government Money Market Portfolio may ONLY be made by federal funds wire. Before wiring federal funds, the investor must first telephone the Portfolio at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
ABA #011-000-028
DDA #99046096
Legg Mason Institutional Funds [insert name of Portfolio]
[Insert your account name and number]

The wire should state that the funds are for the purchase of shares of a specific Portfolio and share class and include the account name and number.

With respect to the Western Asset U.S. Government Money Market Portfolio and Western Asset Money Market Portfolio, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the relevant Portfolio, the order will be effected at that day's net asset value, but dividends will not begin to accrue until the following business day.

With respect to the Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio and Western Asset Inflation Indexed Plus Bond Portfolio, dividends will begin to accrue on the first business day following the day payment in federal funds is received by the Transfer Agent.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Manager. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values its portfolio securities for purposes of determining net asset value. (See "Net Asset Value" below.) Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares.


As described below, each Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. Each Portfolio may pay financial intermediaries for their services out of that class's assets pursuant to the class's distribution plan or otherwise. LMWW and its affiliates (including the Manager and the Advisers) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the Portfolios or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.


Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional Investments

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

Other Purchase Information

Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.


Each Portfolio and LMWW, the Portfolios' Distributor, reserve the right, in their sole discretion, to request additional documents and information from investors in connection with purchase orders, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by a Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of a Portfolio). A Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

Shares of the Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Purchases and sales of Portfolio shares should be made for long-term investment purposes only. Each Portfolio reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Retirement Plans

Shares of the Portfolios are available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Portfolio. Signature guarantees may be required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland 21297-1635

DISTRIBUTION PLANS

The Board of Directors has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act with respect to shares of the Financial Intermediary Class of each Portfolio. Under the terms of each Plan, a Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, fees in an amount up to 0.40% on an annual basis of the average daily net assets of that class to LMWW, financial intermediaries and other parties that provide services in connection with or are otherwise involved in the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other expenses and payments. Payments under the Plans are currently limited to 0.25% (or 0.10% in the case of the Western Asset U.S. Government Money Market Portfolio and the Western Asset Money Market Portfolio) of average daily net assets. Because the fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information regarding the Plans and their terms, see the SAI.

REDEMPTION OF SHARES

Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, Inc. at P.O. Box 17635, Baltimore, Maryland 21297-1635; (2) by calling Legg Mason Institutional Funds at 1-888-425-6432; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Portfolios may refuse to effect redemption requests during periods permitted by federal securities laws.

Requests for redemption should indicate:

     1) The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

     2) The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

     3) Proof of authorization to request redemption on behalf of any co-owner of the account (please contact the Portfolio for further details); and

     4) The name, address, and account number to which the redemption payment should be sent.

Payment of the redemption price normally will be made by wire one business day after receipt of a redemption request in good order. However, each Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the Portfolio involved could be adversely affected by immediate payment. Redemption proceeds may also be paid in-kind at the discretion of the Portfolio. Shareholders who receive a redemption in-kind may incur costs to dispose of such securities. In addition, depending upon the circumstances, a shareholder may incur additional tax liability upon the sale of securities received in a redemption in kind.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Any Portfolio may elect to close any shareholder account when the current value of the account is less than $1 million due to redemptions or exchanges by the shareholder by redeeming all of the shares in the account and mailing the proceeds to the investor. If a Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. Any Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

Signature Guarantee

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible
Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

     - Remitting redemption proceeds to any person, address or bank account not on record.
     - Making changes to the account registration after the account has been opened.
     - Transferring shares to another Portfolio with a different registration.

EXCHANGE PRIVILEGE

Shareholders in any Portfolio may exchange their shares for shares of the same class of any of the other Portfolios, provided that the shares of that class are being offered at the time of the proposed exchange. Investments by exchange among any of the Portfolios are made at the per share net asset values next determined after the order for exchange is received in good order.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where a Portfolio believes doing so would be in its best interest, each Portfolio reserves the right to revise or terminate the exchange privilege without notice to the extent permitted by applicable law, limit the amount or number of exchanges or reject any exchange. For further information concerning the exchange privilege, or to make an exchange, please contact the Legg Mason Institutional Funds at 1-888-425-6432.

NET ASSET VALUE

Net asset value per share of each class of shares is determined daily for each Portfolio as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each Portfolio's Institutional Class or Financial Intermediary Class share price, the Portfolio's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class.

Except for the Western Asset Money Market Portfolio and the Western Asset U.S. Government Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are valued at current market value as determined by pricing services, broker-dealer quotations or other approved methods. Money market instruments with remaining maturities of 60 days or less are generally valued at amortized cost. Unless certain unusual circumstances occur (including those described in the following paragraph), fixed income securities for which daily market quotations are not readily available will, to the extent appropriate under the circumstances, be valued with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. The values of investments quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Directors or persons acting at their direction may determine. Because of time zone differences, foreign exchanges and securities markets and foreign currency markets will usually be closed prior to the time of the closing of the Exchange. The principal markets for fixed income securities also generally close prior to the close of the Exchange. Consequently, values of foreign investments and fixed income securities will be determined as of the earlier closing of such exchanges and markets. However, events affecting the values of such foreign investments and fixed income securities may occasionally occur between the earlier closings of such exchanges and markets and the closing of the Exchange that will not be reflected in the computation of the net asset value. If an event that is likely, in the judgment of the Portfolios' Valuation Committee, materially to affect the value of such investments occurs during such period, then such investments will be valued at fair value as determined in good faith by the Directors or persons acting at their direction. This will also be true of currency rates to the extent a Portfolio uses currency rates established prior to the close of the Exchange. In addition, if a Portfolio holds investments that are primarily listed on foreign exchanges that trade on days when the Exchange is not open, the net asset value of the Portfolio's shares may be subject to change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

The Western Asset Money Market Portfolio and the Western Asset U.S. Government Money Market Portfolio each attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation as permitted by SEC Rule 2a-7. Neither Portfolio can guarantee that the net asset value will always remain at $1.00 per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Western Asset High Yield Portfolio, Western Asset Non-U.S. Opportunity Bond Portfolio, Western Asset Global Strategic Income Portfolio and Western Asset Enhanced Equity Portfolio declare and pay dividends quarterly out of their net investment income, if available, for that quarter.

The Western Asset Money Market Portfolio and Western Asset U.S. Government Money Market Portfolio declare as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of 12:00 noon, Eastern Time, that day, substantially all of their net investment income since the prior business day's dividend.

The Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio and Western Asset Inflation Indexed Plus Bond Portfolio declare as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of the close of the Exchange that day, substantially all of their net investment income since the prior business day's dividend.

The Western Asset Money Market Portfolio, Western Asset U.S. Government Money Market Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio and Western Asset Inflation Indexed Plus Bond Portfolio pay dividends monthly. Distributions of net realized capital gains are made annually.

Shareholders may elect to receive dividends and distributions in one of four ways:

     1) Receive both dividends and other distributions in shares of the same class of the distributing Portfolio;

     2) Receive dividends in cash and other distributions in shares of the same class of the distributing Portfolio;

     3) Receive dividends in shares of the same class of the distributing Portfolio and other distributions in cash; or

     4) Receive both dividends and other distributions in cash.

If no election is made, both dividends and other distributions are credited to a shareholder's Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.

For the Western Asset Money Market Portfolio, Western Asset U.S. Government Money Market Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio and Western Asset Inflation Indexed Plus Bond Portfolio, reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Western Asset Money Market Portfolio, Western Asset U.S. Government Money Market Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio or Western Asset Inflation Indexed Plus Bond Portfolio will receive all dividends and other distributions declared for that monthly cycle prior to the redemption date (i.e., all dividends and other distributions from the first day of that monthly cycle, if invested on that first day, to the date of the redemption). For the other Portfolios, reinvestment occurs on the ex-dividend date. An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying Legg Mason Institutional Funds in writing.

The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

TAX INFORMATION

Each Portfolio intends to qualify or continue to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all its net investment income and net realized capital gains to its shareholders on a current basis. Early each year, each Portfolio will notify its shareholders of the amount and tax status of distributions paid during the prior year.


Distributions from a Portfolio (whether paid in cash or reinvested in shares of the Portfolio) will generally be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Portfolio distributions of net capital gains (the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) and, in the case of shareholders who are individuals, distributions of investment income designated as derived from qualified dividend income will be taxable as long-term capital gain (generally at a maximum rate of 15% for non-corporate shareholders, through December 31,
2008), provided certain requirements are met. Because the Portfolios invest primarily in fixed income securities, it is not expected that any significant portion of distributions will be derived from qualified dividend income. If a dividend or distribution is made shortly after a shareholder purchases shares in a Portfolio, while in effect a return of capital to the shareholder, the dividend or distribution is taxable as described above.


Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situations.

A Portfolio's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a Portfolio's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Portfolio's investments in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

In addition to income tax on the Portfolio's distributions, any gain that results from a sale (other than by an IRA or other tax exempt investor) of Portfolio shares will generally be subject to federal income tax. An exchange of shares generally will be treated as a sale of Portfolio shares for these purposes and any gain on those shares will generally be subject to federal income tax.

Investments in certain debt obligations, including obligations issued at a discount and inflation-indexed investments made by the Western Asset Inflation Indexed Plus Bond Portfolio, may cause a Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus a Portfolio could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Portfolio's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies (such as the Portfolios).

The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Shareholders are urged to consult their tax advisers with respect to the effects of their investments on their particular tax situations (including possible liability for foreign, state and local taxes).

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's recent financial performance for the past five years or, if shorter, since the inception of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns represent the rate that an investor would have earned or lost on an investment in the Portfolios, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements, which have been audited by PricewaterhouseCoopers LLP. Their report and the Portfolios' financial statements are included in the Portfolios' annual report to shareholders, which is available upon request.


                                                             Investment Operations                       Distributions
                                                  ------------------------------------------ ---------------------------------------
                                                                 Net Realized
                                                                and Unrealized
                                                                 Gain/(Loss)
                                                               on Investments,
                                                                   Options,                                  From
                                       Net Asset               Futures, Swaps,      Total        From         Net
                                        Value,       Net         and Foreign        From          Net      Realized
                                       Beginning  Investment       Currency      Investment   Investment    Gain on        Total
                                       of Period    Income       Transactions    Operations     Income    Investments  Distributions
------------------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET INTERMEDIATE BOND
PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $10.39       $.53           $ .62         $1.15         $(.53)      $(.09)       $ (.62)
     2002                                 10.65        .57 (A)        (.13)          .44          (.57)       (.13)         (.70)
     2001                                 10.09        .68 (A)         .56          1.24          (.68)         --          (.68)
     2000                                 10.62        .63 (A)        (.38)          .25          (.78)         --          (.78)
     1999                                 10.85        .58 (A)         .06           .64          (.57)       (.30)         (.87)

-- FINANCIAL INTERMEDIARY CLASS
    Period Ended November 30, 1999(B)    $10.61       $.41 (C)       $(.33)        $ .08         $(.43)      $  --        $ (.43)
    Year Ended March 31, 1999(F)          10.60        .12 (C)        (.11)          .01            --          --            --

WESTERN ASSET CORE BOND PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $11.01       $.55 (G)       $ .65         $1.20         $(.55)      $(.09)       $ (.64)
     2002                                 11.09        .62 (G)         .05           .67          (.62)       (.13)         (.75)
     2001                                 10.39        .73 (G)         .70          1.43          (.73)         --          (.73)
     2000                                 11.01        .67 (G)        (.46)          .21          (.80)       (.03)         (.83)
     1999                                 11.59        .64 (G)        (.01)          .63          (.65)       (.56)        (1.21)

-- FINANCIAL INTERMEDIARY CLASS
    Years Ended March 31,
     2003                                $11.02       $.53 (H)       $ .63         $1.16         $(.52)      $(.09)       $ (.61)
     2002                                 11.10        .59 (H)         .06           .65          (.60)       (.13)         (.73)
     2001                                 10.40        .70 (H)         .70          1.40          (.70)         --          (.70)
     2000(I)                              10.69        .45 (H)        (.25)          .20          (.49)         --          (.49)

WESTERN ASSET CORE PLUS BOND PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $ 9.88       $.51 (J)       $ .62         $1.13         $(.51)      $(.10)       $ (.61)
     2002                                 10.07        .56 (J,K)       .06 (K)       .62          (.54)       (.27)         (.81)
     2001                                  9.48        .66 (J)         .59          1.25          (.66)         --          (.66)
     2000                                  9.97        .55 (J)        (.37)          .18          (.67)         --          (.67)
     1999(L)                              10.00        .34 (J)        (.08)          .26          (.22)       (.07)         (.29)

-- FINANCIAL INTERMEDIARY CLASS
    Years Ended March 31,
     2003                                $ 9.87       $.48 (M)       $ .63         $1.11         $(.48)      $(.10)       $ (.58)
     2002(N)                              10.04        .11 (K,M)      (.17) (K)     (.06)         (.11)         --          (.11)

WESTERN ASSET INFLATION INDEXED PLUS
BOND PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $ 9.92       $.51 O         $1.19         $1.70         $(.51)      $(.15)         $ (.66)
     2002                                  9.98        .41 M,O         .01 K         .42          (.41)       (.07)           (.48)
     2001(P)                              10.00        .08 M,O        (.02)          .06          (.08)         --            (.08)


(A) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% through August 5, 1996, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.47%; 2001, 0.47%; 2000, 0.48%; and 1999, 0.48%.

(B)  Liquidation of Financial Intermediary Class shares.

(C) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the period ending November 30, 1999 (liquidation of Financial Intermediary Class shares), 0.74%; and for the period January 7, 1999 (commencement of operations) to March 31, 1999, 0.73%.

(D)  Not annualized.

(E)  Annualized.

(F)  For the period January 7, 1999 (commencement of operations) to March 31,
     1999.


                                 Ratios/Supplemental Data
             -----------------------------------------------------------------------




                                              Net
Net Asset                    Expenses     Investment                  Net Assets,
 Value,                     to Average      Income     Portfolio        End of
 End of       Total             Net       to Average   Turnover         Period
 Period      Return           Assets      Net Assets     Rate       (in thousands)
------------------------------------------------------------------------------------




  $10.92      11.37%           .45%         5.0%        238.5%         $  539,874
   10.39       4.20%  (A)      .45% (A)     5.3% (A)    274.8%            628,196
   10.65      12.79%  (A)      .45% (A)     6.6% (A)    328.4%            457,822
   10.09       2.49%  (A)      .45% (A)     6.3% (A)    440.8%            376,056
   10.62       6.01%  (A)      .45% (A)     5.5% (A)    389.6%            314,534


  $10.26        .81%  (C,D)    .70% (C,E)   5.9% (C,E)  440.8%         $       --
   10.61        .09%  (C,D)    .70% (C,E)   5.2% (C,E)  389.6%              3,792




  $11.57      11.19%  (G)      .49%         4.9%        438.6%         $1,400,431
   11.01       6.14%  (G)      .50% (G)     5.6% (G)    595.2%            971,544
   11.09      14.37%  (G)      .50% (G)     6.8% (G)    387.2%            826,459
   10.39       1.99%  (G)      .50% (G)     6.3% (G)    260.4%            649,038
   11.01       5.61%  (G)      .50% (G)     5.7% (G)    484.3%            685,489



  $11.57      10.80%           .75%         4.1%        438.6%         $   79,120
   11.02       5.88%  (H)      .75% (H)     5.3% (H)    595.2%              1,885
   11.10      13.96%  (H)      .75% (H)     6.6% (H)    387.2%              1,883
   10.40       1.97%  (D,H)    .75% (E,H)   6.2% (E,H)  260.4% (E)          1,456




  $10.40      11.78%  (J)      .45% (J)     5.0% (J)    422.6%         $1,866,619
    9.88       6.34%  (J)      .45% (J)     5.3% (J)    590.7%            991,673
   10.07      13.73%  (J)      .46% (J)     6.8% (J)    432.8%            444,451
    9.48       1.95%  (J)      .50% (J)     6.2% (J)    315.9%            215,184
    9.97       2.58%  D,J      .50% (J)     5.4% (E,J)  565.7% (E)        119,646



  $10.40      11.57%  (M)      .70% (M)     4.8% (M)    422.6%         $      369
    9.87       (.57)% (D,M)    .70% (E,M)   5.3% (E,M)  590.7% (E)            235





  $10.96      17.62%  (O)      .25% (O)     4.8% (O)     75.4%         $  290,306
    9.92       4.28%  (O)      .25% (O)     5.0% (O)     79.5%            210,635
    9.98        .55%  (D,O)    .25% (E,O)   8.9% (E,O)     --  (E)         11,978



(G) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52%; 2001, 0.53%; 2000, 0.51%, and 1999, 0.50%.

(H) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.75%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.77%; and 2001, 0.78%; and for the period July 22, 1999 (commencement of operations) to March 31, 2000, 0.76%.

(I)  For the period July 22, 1999 (commencement of operations) to March 31,
     2000.

(J) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.50%; 2002, 0.54%; 2001, 0.57%; and 2000, 0.65%; and for the period July 8, 1998
     (commencement of operations) to March 31, 1999, 0.65%.


                                                             Investment Operations                       Distributions
                                                  ------------------------------------------ ---------------------------------------

                                                                 Net Realized
                                                                and Unrealized
                                                                 Gain/(Loss)
                                                               on Investments,
                                                                   Options,                                  From
                                       Net Asset               Futures, Swaps,      Total        From         Net
                                        Value,       Net         and Foreign        From          Net      Realized
                                       Beginning  Investment       Currency      Investment   Investment    Gain on        Total
                                       of Period    Income       Transactions    Operations     Income    Investments  Distributions
------------------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET HIGH YIELD PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $10.36       $.96 (Q)       $(.82)        $ .14         $(.94)      $  --        $(.94)
     2002(R)                              10.00        .53 (Q)         .07           .60          (.24)         --         (.24)

WESTERN ASSET NON-U.S. OPPORTUNITY
BOND PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $ 9.25       $.47 (S)       $1.30         $1.77         $(.11)      $  --        $(.11)
     2002                                  9.25         -- (K,S)       .46 (K)       .46          (.46)         --         (.46)
     2001                                  9.59        .59 (S)        (.05)          .54          (.88)         --         (.88)
     2000                                 10.21        .49 (S)        (.47)          .02          (.50)       (.14)        (.64)
     1999(T)                              10.00        .30 (S)         .31           .61          (.20)       (.20)        (.40)


(K) The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.

(L)  For the period July 8, 1998 (commencement of operations) to March 31, 1999.

(M) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the year ended March 31, 2003, 0.75%; and for the period January 8, 2002 (commencement of operations) to March 31, 2002, 0.75%.

(N)  For the period January 8, 2002 (commencement of operations) to March 31,
     2002.

(O) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.25%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.27%; and 2002, 0.67%; and for the period March 1, 2001 (commencement of operations) to March 31, 2001, 2.03%.


                                                                        Ratios/Supplemental Data
                                                    -----------------------------------------------------------------------




                                                                                     Net
                                       Net Asset                    Expenses     Investment                  Net Assets,
                                        Value,                     to Average      Income     Portfolio        End of
                                        End of       Total             Net       to Average   Turnover         Period
                                        Period      Return           Assets      Net Assets     Rate       (in thousands)
---------------------------------------------------------------------------------------------------------------------------
WESTERN ASSET HIGH YIELD PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $ 9.56       2.22% (Q)       .55% (Q)     10.2% (Q)   110.1%         $149,937
     2002(R)                              10.36       6.02% (D,Q)     .55% E,Q     10.4% (E,Q)  51.8% (E)      152,729

WESTERN ASSET NON-U.S. OPPORTUNITY
BOND PORTFOLIO
-- INSTITUTIONAL CLASS
    Years Ended March 31,
     2003                                $10.91      19.26% (S)       .55% (S)      4.4% (S)   187.5%         $ 59,026
     2002                                  9.25       5.21% (S)       .55% (S)      4.5% (S)   307.6%           47,487
     2001                                  9.25       6.31% (S)       .55% (S)      5.6% (S)   263.4%           93,385
     2000                                  9.59        .57% (S)       .55% (S)      4.9% (S)   347.1%           62,526
     1999(T)                              10.21       5.81% (D,S)     .55% (E,S)    4.1% (E,S) 388.0% (E)       65,358


(P)  For the period March 1, 2001 (commencement of operations) to March 31,
     2001.

(Q) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.67%; and for the period September 30, 2001 (commencement of operations) to March 31, 2002, 0.75%.

(R) For the period September 28, 2001 (commencement of operations) to March 31, 2002.

(S) Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2003, 0.82%; 2002, 0.82%; 2001, 0.85%; and 2000, 0.83%; and
     for the period July 15, 1998 (commencement of operations) to March 31, 1999, 0.85%.

(T)  For the period July 15, 1998 (commencement of operations) to March 31,
     1999.

See notes to financial statements.

WESTERN ASSET FUNDS, INC.

Investment Manager
Legg Mason Fund Adviser, Inc.
P.O. Box 17635
Baltimore, Maryland 21297-1635
1-888-425-6432

Custodian                                        Transfer Agent
State Street Bank and Trust Co.                  Boston Financial Data Services
P.O. Box 1713                                    P.O. Box 953
Boston, Massachusetts 02105                      Boston, Massachusetts 02103

Counsel
Ropes & Gray LLP
45 Rockefeller Plaza
New York, New York 10111

Independent Accountants
PricewaterhouseCoopers LLP
250 W. Pratt Street
Baltimore, Maryland 21201

Distributors
Legg Mason Wood Walker, Incorporated
100 Light Street
P.O. Box 1476
Baltimore, Maryland 21203-1476

For investors who want more information about Western Asset Funds, Inc., the following documents are available upon request.

Annual Reports
Annual and semi-annual reports provide additional information about the Portfolios' investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of a Portfolio during the last fiscal year.

Statement of Additional Information
The SAI contains additional detailed information about the Portfolios and is incorporated by reference into (is legally part of) this prospectus.

Investors can receive free copies of these materials, request other information about the Portfolios and make shareholder inquiries by calling 1-888-425-6432 or by visiting us on the Internet via http://www.lminstitutionalfunds.com.

Information about the Portfolios, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain information about the Portfolios by making an electronic request at: publicinfo@sec.gov or by writing to: SEC, Public Reference Section, Washington, D.C. 20549-0102. A fee will be charged for making copies.

The Investment Company Act file number for Western Asset Funds, Inc. is
811-06110.